Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
Multi-Manager Total Return Bond Strategies Fund Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent	[1],[2]	8.13%	0.32%	1.70%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		7.30%	(0.04%)	1.64%

[1]	The Fund's performance prior to October 2018 reflects returns achieved pursuant to different principal investment strategies. If the Fund's current principal investment strategies had been in place for the prior periods, results shown may have been different.
[2]	The returns shown for periods prior to January 3, 2017 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Class A. Class A shares were offered prior to the Fund's Institutional Class shares but have since been merged into the Fund’s Institutional Class shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.